Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following tables present derivative instruments included on the Consolidated Balance Sheet in derivative assets and liabilities at December 31, 2015 and 2014. Balances are presented on a gross basis, prior to the application of counterparty and cash collateral netting. Total derivative assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements and have been reduced by the cash collateral received or paid.

		December 31, 2015
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total
Interest rate contracts
Swaps	$21,706.8	$439.6	$7.4	$447.0	$440.8	$1.2	$442.0
Futures and forwards	7,259.7	1.1	—	1.1	1.3	—	1.3
Written options	1,322.4	—	—	—	57.6	—	57.6
Purchased options	1,403.3	58.9	—	58.9	—	—	—
Foreign exchange contracts
Swaps	2,149.9	49.2	0.9	50.1	52.2	2.8	55.0
Spot, futures and forwards	4,104.4	46.0	1.2	47.2	45.8	0.3	46.1
Written options	467.2	—	—	—	10.6	—	10.6
Purchased options	439.9	10.2	—	10.2	—	—	—
Equity contracts
Swaps	201.2	3.3	—	3.3	3.8	—	3.8
Futures and forwards	74.0	2.1	—	2.1	1.2	—	1.2
Written options	352.8	—	—	—	21.1	—	21.1
Purchased options	325.4	23.8	—	23.8	—	—	—
Commodity contracts (2)
Swaps	47.0	4.7	—	4.7	7.1	—	7.1
Futures and forwards	45.6	3.8	—	3.8	0.7	—	0.7
Written options	36.6	—	—	—	4.4	—	4.4
Purchased options	37.4	4.2	—	4.2	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	928.3	14.4	—	14.4	14.8	—	14.8
Total return swaps/other	26.4	0.2	—	0.2	1.9	—	1.9
Written credit derivatives:
Credit default swaps	924.1	15.3	—	15.3	13.1	—	13.1
Total return swaps/other	39.7	2.3	—	2.3	0.4	—	0.4
Gross derivative assets/liabilities		$679.1	$9.5	$688.6	$676.8	$4.3	$681.1
Less: Legally enforceable master netting agreements (2)				(596.7)			(596.7)
Less: Cash collateral received/paid				(41.9)			(45.9)
Total derivative assets/liabilities				$50.0			$38.5

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

(2)	The notional amount for certain commodity derivatives has been reduced to reflect the impact of legally closed positions, which had no impact on the net fair value.

		December 31, 2014
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total	Trading and Other Risk Management Derivatives	Qualifying Accounting Hedges	Total
Interest rate contracts
Swaps	$29,445.4	$658.5	$8.5	$667.0	$658.4	$0.5	$658.9
Futures and forwards	10,159.4	1.7	—	1.7	2.0	—	2.0
Written options	1,725.2	—	—	—	85.4	—	85.4
Purchased options	1,739.8	85.6	—	85.6	—	—	—
Foreign exchange contracts
Swaps	2,159.1	51.5	0.8	52.3	54.6	1.9	56.5
Spot, futures and forwards	4,226.4	68.9	1.5	70.4	72.4	0.2	72.6
Written options	600.7	—	—	—	16.0	—	16.0
Purchased options	584.6	15.1	—	15.1	—	—	—
Equity contracts
Swaps	193.7	3.2	—	3.2	4.0	—	4.0
Futures and forwards	69.5	2.1	—	2.1	1.8	—	1.8
Written options	341.0	—	—	—	26.0	—	26.0
Purchased options	318.4	27.9	—	27.9	—	—	—
Commodity contracts (2)
Swaps	74.3	5.8	—	5.8	8.5	—	8.5
Futures and forwards	79.4	4.5	—	4.5	1.8	—	1.8
Written options	66.3	—	—	—	7.2	—	7.2
Purchased options	69.3	6.6	—	6.6	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	1,094.8	13.3	—	13.3	23.4	—	23.4
Total return swaps/other	44.3	0.2	—	0.2	1.4	—	1.4
Written credit derivatives:
Credit default swaps	1,073.1	24.5	—	24.5	11.9	—	11.9
Total return swaps/other	61.0	0.5	—	0.5	0.3	—	0.3
Gross derivative assets/liabilities		$969.9	$10.8	$980.7	$975.1	$2.6	$977.7
Less: Legally enforceable master netting agreements (2)				(880.7)			(880.7)
Less: Cash collateral received/paid				(47.3)			(50.1)
Total derivative assets/liabilities				$52.7			$46.9

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

(2)	The notional amount for certain commodity derivatives has been reduced to reflect the impact of legally closed positions, which had no impact on the net fair value.

Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
table below summarizes information related to fair value hedges for 2015, 2014 and 2013, including hedges of interest rate risk on long-term debt that were acquired as part of a business combination and redesignated at that time. At redesignation, the fair value of the derivatives was positive. As the derivatives mature, the fair value will approach zero. As a result, ineffectiveness will occur and the fair value changes in the derivatives and the long-term debt being hedged may be directionally the same in certain scenarios. Based on a regression analysis, the derivatives continue to be highly effective at offsetting changes in the fair value of the long-term debt attributable to interest rate risk.

Derivatives Designated as Fair Value Hedges

Gains (Losses)	2015
(Dollars in millions)	Derivative	Hedged Item	Hedge Ineffectiveness
Interest rate risk on long-term debt (1)	$(718)	$(77)	$(795)
Interest rate and foreign currency risk on long-term debt (1)	(1,898)	1,812	(86)
Interest rate risk on available-for-sale securities (2)	105	(127)	(22)
Price risk on commodity inventory (3)	15	(11)	4
Total	$(2,496)	$1,597	$(899)

	2014
Interest rate risk on long-term debt (1)	$2,144	$(2,935)	$(791)
Interest rate and foreign currency risk on long-term debt (1)	(2,212)	2,120	(92)
Interest rate risk on available-for-sale securities (2)	(35)	3	(32)
Price risk on commodity inventory (3)	21	(15)	6
Total	$(82)	$(827)	$(909)

	2013
Interest rate risk on long-term debt (1)	$(4,704)	$3,925	$(779)
Interest rate and foreign currency risk on long-term debt (1)	(1,291)	1,085	(206)
Interest rate risk on available-for-sale securities (2)	839	(840)	(1)
Price risk on commodity inventory (3)	(13)	11	(2)
Total	$(5,169)	$4,181	$(988)

(1)	Amounts are recorded in interest expense on long-term debt and in other income (loss).

(2)	Amounts are recorded in interest income on debt securities.

(3)	Amounts relating to commodity inventory are recorded in trading account profits.

Cash Flow and Net Investment Hedges
table below summarizes certain information related to cash flow hedges and net investment hedges for 2015, 2014 and 2013. Of the $1.1 billion net loss (after-tax) on derivatives in accumulated OCI for 2015, $563 million ($352 million after-tax) is expected to be reclassified into earnings in the next 12 months. These net losses reclassified into earnings are expected to primarily reduce net interest income related to the respective hedged items. Amounts related to price risk on restricted stock awards reclassified from accumulated OCI are recorded in personnel expense. For terminated cash flow hedges, the time period over which substantially all of the forecasted transactions are hedged is approximately seven years, with a maximum length of time for certain forecasted transactions of 20 years.

Derivatives Designated as Cash Flow and Net Investment Hedges

	2015
(Dollars in millions, amounts pretax)	Gains (Losses) Recognized in Accumulated OCI on Derivatives	Gains (Losses) in Income Reclassified from Accumulated OCI	Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing (1)
Cash flow hedges
Interest rate risk on variable-rate portfolios	$95	$(974)	$(2)
Price risk on restricted stock awards (2)	(40)	91	—
Total	$55	$(883)	$(2)
Net investment hedges
Foreign exchange risk	$3,010	$153	$(298)

	2014
Cash flow hedges
Interest rate risk on variable-rate portfolios	$68	$(1,119)	$(4)
Price risk on restricted stock awards (2)	127	359	—
Total	$195	$(760)	$(4)
Net investment hedges
Foreign exchange risk	$3,021	$21	$(503)

	2013
Cash flow hedges
Interest rate risk on variable-rate portfolios	$(321)	$(1,102)	$—
Price risk on restricted stock awards (2)	477	329	—
Total	$156	$(773)	$—
Net investment hedges
Foreign exchange risk	$1,024	$(355)	$(134)

(1)	Amounts related to cash flow hedges represent hedge ineffectiveness and amounts related to net investment hedges represent amounts excluded from effectiveness testing.

(2)	The hedge gain (loss) recognized in accumulated OCI is primarily related to the change in the Corporation’s stock price for the period.

Other Risk Management Derivatives
The table below presents gains (losses) on these derivatives for 2015, 2014 and 2013. These gains (losses) are largely offset by the income or expense that is recorded on the hedged item.

Other Risk Management Derivatives

Gains (Losses)

(Dollars in millions)	2015	2014	2013
Interest rate risk on mortgage banking income (1)	$254	$1,017	$(619)
Credit risk on loans (2)	(22)	16	(47)
Interest rate and foreign currency risk on ALM activities (3)	(222)	(3,683)	2,501
Price risk on restricted stock awards (4)	(267)	600	865
Other	11	(9)	(19)

(1)
Net gains (losses) on these derivatives are recorded in mortgage banking income as they are used to mitigate the interest rate risk related to MSRs, IRLCs and mortgage loans held-for-sale, all of which are measured at fair value with changes in fair value recorded in mortgage banking income. The net gains on IRLCs related to the origination of mortgage loans that are held-for-sale, which are not included in the table but are considered derivative instruments, were $714 million, $776 million and $927 million for 2015, 2014 and 2013, respectively.

(2)	Primarily related to derivatives that are economic hedges of credit risk on loans. Net gains (losses) on these derivatives are recorded in other income.

(3)
Primarily related to hedges of debt securities carried at fair value and hedges of foreign currency-denominated debt. Gains (losses) on these derivatives and the related hedged items are recorded in other income.

(4)	Gains (losses) on these derivatives are recorded in personnel expense.

Schedule of Derivative Instruments Included in Trading Activities
The table below, which includes both derivatives and non-derivative cash instruments, identifies the amounts in the respective income statement line items attributable to the Corporation’s sales and trading revenue in Global Markets, categorized by primary risk, for 2015, 2014 and 2013. The difference between total trading account profits in the table below and in the Consolidated Statement of Income represents trading activities in business segments other than Global Markets. This table includes DVA and funding valuation adjustment (FVA) gains (losses). Global Markets results in Note 24 – Business Segment Information are presented on a fully taxable-equivalent (FTE) basis. The table below is not presented on an FTE basis.
The results for 2015 were impacted by the early adoption of new accounting guidance on recognition and measurement of financial instruments. As such, amounts in the "Other" column for 2015 exclude unrealized DVA resulting from changes in the Corporation’s own credit spreads on liabilities accounted for under the fair value option. Amounts for 2014 and 2013 include such amounts. For more information on the new accounting guidance, see Note 1 – Summary of Significant Accounting Principles.

Sales and Trading Revenue

	2015
(Dollars in millions)	Trading Account Profits	Net Interest Income	Other (1)	Total
Interest rate risk	$1,304	$1,306	$(264)	$2,346
Foreign exchange risk	1,322	(10)	(117)	1,195
Equity risk	2,115	56	2,146	4,317
Credit risk	901	2,360	452	3,713
Other risk	467	(82)	62	447
Total sales and trading revenue	$6,109	$3,630	$2,279	$12,018

	2014
Interest rate risk	$991	$946	$466	$2,403
Foreign exchange risk	1,177	7	(128)	1,056
Equity risk	1,954	(79)	2,307	4,182
Credit risk	1,396	2,563	617	4,576
Other risk	509	(123)	105	491
Total sales and trading revenue	$6,027	$3,314	$3,367	$12,708

	2013
Interest rate risk	$1,255	$1,035	$(226)	$2,064
Foreign exchange risk	1,169	6	(100)	1,075
Equity risk	1,994	112	2,066	4,172
Credit risk	1,966	2,646	77	4,689
Other risk	386	(217)	70	239
Total sales and trading revenue	$6,770	$3,582	$1,887	$12,239

(1)
Represents amounts in investment and brokerage services and other income that are recorded in Global Markets and included in the definition of sales and trading revenue. Includes investment and brokerage services revenue of $2.2 billion, $2.2 billion and $2.1 billion for 2015, 2014 and 2013, respectively.

Disclosure of Credit Derivatives
Credit derivative instruments where the Corporation is the seller of credit protection and their expiration at December 31, 2015 and 2014 are summarized in the table below. These instruments are classified as investment and non-investment grade based on the credit quality of the underlying referenced obligation. The Corporation considers ratings of BBB- or higher as investment grade. Non-investment grade includes non-rated credit derivative instruments. The Corporation discloses internal categorizations of investment grade and non-investment grade consistent with how risk is managed for these instruments.

Credit Derivative Instruments

	December 31, 2015
	Carrying Value
(Dollars in millions)	Less than One Year	One to Three Years	Three to Five Years	Over Five Years	Total
Credit default swaps:
Investment grade	$84	$481	$2,203	$680	$3,448
Non-investment grade	672	3,035	2,386	3,583	9,676
Total	756	3,516	4,589	4,263	13,124
Total return swaps/other:
Investment grade	5	—	—	—	5
Non-investment grade	171	236	8	2	417
Total	176	236	8	2	422
Total credit derivatives	$932	$3,752	$4,597	$4,265	$13,546
Credit-related notes:
Investment grade	$267	$57	$444	$2,203	$2,971
Non-investment grade	61	118	117	1,264	1,560
Total credit-related notes	$328	$175	$561	$3,467	$4,531
	Maximum Payout/Notional
Credit default swaps:
Investment grade	$149,177	$280,658	$178,990	$26,352	$635,177
Non-investment grade	81,596	135,850	53,299	18,221	288,966
Total	230,773	416,508	232,289	44,573	924,143
Total return swaps/other:
Investment grade	9,758	—	—	—	9,758
Non-investment grade	20,917	6,989	1,371	623	29,900
Total	30,675	6,989	1,371	623	39,658
Total credit derivatives	$261,448	$423,497	$233,660	$45,196	$963,801

	December 31, 2014
	Carrying Value
Credit default swaps:
Investment grade	$100	$714	$1,455	$939	$3,208
Non-investment grade	916	2,107	1,338	4,301	8,662
Total	1,016	2,821	2,793	5,240	11,870
Total return swaps/other:
Investment grade	24	—	—	—	24
Non-investment grade	64	247	2	—	313
Total	88	247	2	—	337
Total credit derivatives	$1,104	$3,068	$2,795	$5,240	$12,207
Credit-related notes:
Investment grade	$2	$365	$568	$2,634	$3,569
Non-investment grade	5	141	85	1,443	1,674
Total credit-related notes	$7	$506	$653	$4,077	$5,243
	Maximum Payout/Notional
Credit default swaps:
Investment grade	$132,974	$342,914	$242,728	$28,982	$747,598
Non-investment grade	54,326	170,580	80,011	20,586	325,503
Total	187,300	513,494	322,739	49,568	1,073,101
Total return swaps/other:
Investment grade	22,645	—	—	—	22,645
Non-investment grade	23,839	10,792	3,268	487	38,386
Total	46,484	10,792	3,268	487	61,031
Total credit derivatives	$233,784	$524,286	$326,007	$50,055	$1,134,132

Additional Collateral required to be posted upon downgrade
The table below presents the amount of additional collateral that would have been contractually required by derivative contracts and other trading agreements at December 31, 2015 if the rating agencies had downgraded their long-term senior debt ratings for the Corporation or certain subsidiaries by one incremental notch and by an additional second incremental notch.

Additional Collateral Required to be Posted Upon Downgrade

	December 31, 2015
(Dollars in millions)	One incremental notch	Second incremental notch
Bank of America Corporation	$1,011	$1,948
Bank of America, N.A. and subsidiaries (1)	762	1,474

(1)	Included in Bank of America Corporation collateral requirements in this table.

Derivative Liability subject to unilateral termination upon downgrade
The table below presents the derivative liabilities that would be subject to unilateral termination by counterparties and the amounts of collateral that would have been contractually required at December 31, 2015 if the long-term senior debt ratings for the Corporation or certain subsidiaries had been lower by one incremental notch and by an additional second incremental notch.

Derivative Liabilities Subject to Unilateral Termination Upon Downgrade

	December 31, 2015
(Dollars in millions)	One incremental notch	Second incremental notch
Derivative liabilities	$879	$2,792
Collateral posted	501	2,269

Valuation Adjustments on Derivatives
The table below presents CVA, DVA and FVA gains (losses) on derivatives, which are recorded in trading account profits, on a gross and net of hedge basis for 2015, 2014 and 2013. CVA gains reduce the cumulative CVA thereby increasing the derivative assets balance. DVA gains increase the cumulative DVA thereby decreasing the derivative liabilities balance. CVA and DVA losses have the opposite impact. FVA gains related to derivative assets reduce the cumulative FVA thereby increasing the derivative assets balance. FVA gains related to derivative liabilities increase the cumulative FVA thereby decreasing the derivative liabilities balance.

Valuation Adjustments on Derivatives

Gains (Losses)
	2015		2014		2013
(Dollars in millions)	Gross	Net	Gross	Net	Gross	Net
Derivative assets (CVA) (1)	$255	$227	$(22)	$191	$738	$(96)
Derivative assets (FVA) (2)	(34)	(34)	(632)	(632)	n/a	n/a
Derivative liabilities (DVA) (3)	(18)	(153)	(28)	(150)	(39)	(75)
Derivative liabilities (FVA) (2)	50	50	135	135	n/a	n/a

(1)	At December 31, 2015, 2014 and 2013, the cumulative CVA reduced the derivative assets balance by $1.4 billion, $1.6 billion and $1.6 billion, respectively.

(2)	FVA was adopted in 2014 and the cumulative FVA reduced the net derivatives balance by $481 million and $497 million at December 31, 2015 and 2014.

(3)	At December 31, 2015, 2014 and 2013, the cumulative DVA reduced the derivative liabilities balance by $750 million, $769 million and $803 million, respectively.
n/a = not applicable

Derivative
Derivative [Line Items]
Offsetting Liabilities
The Offsetting of Derivatives table presents derivative instruments included in derivative assets and liabilities on the Consolidated Balance Sheet at December 31, 2015 and 2014 by primary risk (e.g., interest rate risk) and the platform, where applicable, on which these derivatives are transacted. Exchange-traded derivatives include listed options transacted on an exchange. OTC derivatives include bilateral transactions between the Corporation and a particular counterparty. OTC-cleared derivatives include bilateral transactions between the Corporation and a counterparty where the transaction is cleared through a clearinghouse. Balances are presented on a gross basis, prior to the application of counterparty and cash collateral netting. Total gross derivative assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements which includes reducing the balance for counterparty netting and cash collateral received or paid.
Other gross derivative assets and liabilities in the table represent derivatives entered into under master netting agreements where uncertainty exists as to the enforceability of these agreements under bankruptcy laws in some countries or industries and, accordingly, receivables and payables with counterparties in these countries or industries are reported on a gross basis.
Also included in the table is financial instruments collateral related to legally enforceable master netting agreements that represents securities collateral received or pledged and customer cash collateral held at third-party custodians. These amounts are not offset on the Consolidated Balance Sheet but are shown as a reduction to total derivative assets and liabilities in the table to derive net derivative assets and liabilities.
For more information on offsetting of securities financing agreements, see Note 10 – Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings.

Offsetting of Derivatives

	December 31, 2015		December 31, 2014
(Dollars in billions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter	$309.3	$297.2	$386.6	$373.2
Exchange-traded	—	—	0.1	0.1
Over-the-counter cleared	197.0	201.7	365.7	368.7
Foreign exchange contracts
Over-the-counter	103.2	107.5	133.0	139.9
Over-the-counter cleared	0.1	0.1	—	—
Equity contracts
Over-the-counter	16.6	14.0	19.5	16.7
Exchange-traded	10.0	9.2	8.6	7.8
Commodity contracts
Over-the-counter	7.3	8.9	10.2	11.9
Exchange-traded (1)	1.8	1.8	3.3	3.4
Over-the-counter cleared	0.1	0.1	0.1	0.6
Credit derivatives
Over-the-counter	24.6	22.9	30.8	30.2
Over-the-counter cleared	6.5	6.4	7.0	6.8
Total gross derivative assets/liabilities, before netting
Over-the-counter	461.0	450.5	580.1	571.9
Exchange-traded (1)	11.8	11.0	12.0	11.3
Over-the-counter cleared	203.7	208.3	372.8	376.1
Less: Legally enforceable master netting agreements and cash collateral received/paid
Over-the-counter	(426.6)	(425.7)	(545.7)	(545.5)
Exchange-traded (1)	(8.7)	(8.7)	(9.8)	(9.8)
Over-the-counter cleared	(203.3)	(208.2)	(372.5)	(375.5)
Derivative assets/liabilities, after netting	37.9	27.2	36.9	28.5
Other gross derivative assets/liabilities	12.1	11.3	15.8	18.4
Total derivative assets/liabilities	50.0	38.5	52.7	46.9
Less: Financial instruments collateral (2)	(13.9)	(6.5)	(13.3)	(8.9)
Total net derivative assets/liabilities	$36.1	$32.0	$39.4	$38.0

(1)	The notional amount for certain commodity derivatives has been reduced to reflect the impact of legally closed positions, which had no impact on the net fair value.

(2)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Offsetting Assets
The Offsetting of Derivatives table presents derivative instruments included in derivative assets and liabilities on the Consolidated Balance Sheet at December 31, 2015 and 2014 by primary risk (e.g., interest rate risk) and the platform, where applicable, on which these derivatives are transacted. Exchange-traded derivatives include listed options transacted on an exchange. OTC derivatives include bilateral transactions between the Corporation and a particular counterparty. OTC-cleared derivatives include bilateral transactions between the Corporation and a counterparty where the transaction is cleared through a clearinghouse. Balances are presented on a gross basis, prior to the application of counterparty and cash collateral netting. Total gross derivative assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements which includes reducing the balance for counterparty netting and cash collateral received or paid.
Other gross derivative assets and liabilities in the table represent derivatives entered into under master netting agreements where uncertainty exists as to the enforceability of these agreements under bankruptcy laws in some countries or industries and, accordingly, receivables and payables with counterparties in these countries or industries are reported on a gross basis.
Also included in the table is financial instruments collateral related to legally enforceable master netting agreements that represents securities collateral received or pledged and customer cash collateral held at third-party custodians. These amounts are not offset on the Consolidated Balance Sheet but are shown as a reduction to total derivative assets and liabilities in the table to derive net derivative assets and liabilities.
For more information on offsetting of securities financing agreements, see Note 10 – Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings.

Offsetting of Derivatives

	December 31, 2015		December 31, 2014
(Dollars in billions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter	$309.3	$297.2	$386.6	$373.2
Exchange-traded	—	—	0.1	0.1
Over-the-counter cleared	197.0	201.7	365.7	368.7
Foreign exchange contracts
Over-the-counter	103.2	107.5	133.0	139.9
Over-the-counter cleared	0.1	0.1	—	—
Equity contracts
Over-the-counter	16.6	14.0	19.5	16.7
Exchange-traded	10.0	9.2	8.6	7.8
Commodity contracts
Over-the-counter	7.3	8.9	10.2	11.9
Exchange-traded (1)	1.8	1.8	3.3	3.4
Over-the-counter cleared	0.1	0.1	0.1	0.6
Credit derivatives
Over-the-counter	24.6	22.9	30.8	30.2
Over-the-counter cleared	6.5	6.4	7.0	6.8
Total gross derivative assets/liabilities, before netting
Over-the-counter	461.0	450.5	580.1	571.9
Exchange-traded (1)	11.8	11.0	12.0	11.3
Over-the-counter cleared	203.7	208.3	372.8	376.1
Less: Legally enforceable master netting agreements and cash collateral received/paid
Over-the-counter	(426.6)	(425.7)	(545.7)	(545.5)
Exchange-traded (1)	(8.7)	(8.7)	(9.8)	(9.8)
Over-the-counter cleared	(203.3)	(208.2)	(372.5)	(375.5)
Derivative assets/liabilities, after netting	37.9	27.2	36.9	28.5
Other gross derivative assets/liabilities	12.1	11.3	15.8	18.4
Total derivative assets/liabilities	50.0	38.5	52.7	46.9
Less: Financial instruments collateral (2)	(13.9)	(6.5)	(13.3)	(8.9)
Total net derivative assets/liabilities	$36.1	$32.0	$39.4	$38.0

(1)	The notional amount for certain commodity derivatives has been reduced to reflect the impact of legally closed positions, which had no impact on the net fair value.

(2)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.